SEGMENT INFORMATION AND REVENUE ANALYSIS - Summary information for reporting segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary information for reporting segment
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross Profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Interest expense, net	(737,370)	(576,359)	(284,271)
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	(26,374,976)	14,087,288	12,359,202
Operating segment
Summary information for reporting segment
Revenues	22,537,016	37,037,108	31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross Profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Interest expense, net	(737,671)	(576,752)	(285,833)
Interest income	301	393	1,562
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	$ (26,374,976)	$ 14,087,288	$ 12,359,202